10. Share-Based Compensation (Details - Non-employee option activity) - Non Employee Stock Options [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Options outstanding, beginning balance	63,571	56,719	56,719	57,442
Options granted	0	10,000	10,000	0
Options expired			(3,148)	(723)
Options outstanding, ending balance			63,571	56,719
Options vested or expected to vest			63,571
Weighted-average exercise price outstanding, beginning balance	$ 6.12	$ 7.53	$ 7.53	$ 7.57
Weighted-average exercise price, granted			1.93
Weighted-average exercise price, forfeited/expired			18.25	10.34
Weighted-average exercise price, ending balance			6.12	7.53
Weighted-average exercise price, vested or expected to vest			6.12
Weighted-average exercise price, exercisable			$ 6.12	$ 7.53
Weighted-average remaining life outstanding			5 years 4 months 24 days	6 years 3 months 22 days
Weighted-average remaining life, vested or expected to vest			5 years 4 months 24 days
Weighted-average remaining life, exercisable			5 years 4 months 24 days	6 years 3 months 22 days
Aggregate intrinsic value, outstanding beginning balance	$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value, outstanding ending balance			0	0
Aggregate intrinsic value, vested or expected to vest			0
Aggregate intrinsic value, exercisable			$ 0	$ 0